Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of Composition of Lease Liability Balances - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Schedule of Composition of Lease Liability Balances [Line Items]
Total	$ 40,649	$ 66,882
Lease liability
Schedule of Composition of Lease Liability Balances [Line Items]
Total	$ 40,649	$ 66,882